Description of principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2020
Description of principal activities and organization
Schedule of assets and liabilities of VIE included in combined financial statements

	As of December 31,
	2019	2020
Total assets	1,113	1,957
Total liabilities	452	386

Schedule of financial performance and cash flows of VIE included in the combined financial statements

	For the Year Ended December 31,
	2018	2019	2020
Revenues	—	26	—
Net loss	(134)	(705)	(1,755)
Net cash used in operating activities	(71)	(318)	(1,362)
Net cash provided by financing activities*	1,500	—	1,910

*   Net cash provided by financing activity represents capital injection in the VIEs by nominee equity holders, which was eliminated upon consolidation.